Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Leases balances
Right-of-use asset	€ 4,237,677		€ 4,129,888
Lease Agreements
Lease Transactions
Depreciation	15,779	€ 15,979
Interest expense	1,326	1,528
Lease expense	897	890
Leases balances
Right-of-use asset	122,293		138,261
Lease liability	124,349		140,020
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	5,937	6,033
Interest expense	493	556
Lease expense	859	627
Leases balances
Right-of-use asset	52,131		58,073
Lease liability	52,839		58,610
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	9,842	9,946
Interest expense	833	972
Lease expense	38	€ 263
Leases balances
Right-of-use asset	70,162		80,188
Lease liability	€ 71,510		€ 81,410